UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 30, 2002

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       43

Form 13F Information Table value total:       $66561



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       3389   58576SH       SOLE                 0       0  58576
Analog Devices, Inc.       COM              032654105       1974   82713SH       SOLE                 0       0  82713
Apollo Group, Inc.         COM              037604105       2844   64625SH       SOLE                 0       0  64625
Berkshire Hathaway B       CLASS B          084670207        356     147SH       SOLE                 0       0    147
BP Amoco                   COM              055622104        300    7379SH       SOLE                 0       0   7379
Capital One Financial CorpoCOM              14040H105        244    8224SH       SOLE                 0       0   8224
Cardinal Health Inc.       COM              14149Y108       2384   40283SH       SOLE                 0       0  40283
Charles Schwab & Co., Inc. COM              808513105       2656  244748SH       SOLE                 0       0 244748
Cisco Systems, Inc.        COM              17275R102       1175   89696SH       SOLE                 0       0  89696
Coca-Cola Company          COM              191216100        493   11250SH       SOLE                 0       0  11250
Darden Restaurants Inc     COM              237194105       2510  122727SH       SOLE                 0       0 122727
Dean Foods Co              COM              242370104       2173   58567SH       SOLE                 0       0  58567
Dell Computer Corporation  COM              247025109        613   22935SH       SOLE                 0       0  22935
Exxon Mobil Corporation    COM              30231G102       2159   61782SH       SOLE                 0       0  61782
Family Dollar Stores, Inc. COM              307000109       3346  107210SH       SOLE                 0       0 107210
Federal Nat'l Mortgage     COM              313586109       2514   39083SH       SOLE                 0       0  39083
First Data Corp.           COM              319963104       4119  116336SH       SOLE                 0       0 116336
General Electric Co.       COM              369604103       4042  166000SH       SOLE                 0       0 166000
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM              458140100       1608  103303SH       SOLE                 0       0 103303
JDS Uniphase Corp.         COM              46612J101         45   18090SH       SOLE                 0       0  18090
Johnson & Johnson          COM              478160104        361    6723SH       SOLE                 0       0   6723
KB Home                    COM              48666K109       1571   36670SH       SOLE                 0       0  36670
Kinder Morgan Energy       COM              494550106       1291   36898SH       SOLE                 0       0  36898
Kraft Foods Inc.           COM              50075N104       2238   57480SH       SOLE                 0       0  57480
Lowe's Companies, Inc.     COM              548661107       2715   72395SH       SOLE                 0       0  72395
Medtronic, Inc.            COM              585055106       2896   63506SH       SOLE                 0       0  63506
Merck & Co., Inc.          COM              589331107        538    9497SH       SOLE                 0       0   9497
Microsoft Corporation      COM              594918104       1549   29957SH       SOLE                 0       0  29957
Nokia Corp. ADR            SPONSORED ADR    654902204        227   14664SH       SOLE                 0       0  14664
Nortel Networks Corp.      COM              656568102         51   31863SH       SOLE                 0       0  31863
Patterson Dental Co        COM              703412106       1226   28035SH       SOLE                 0       0  28035
Performance Food Grp Co    COM              713755106       2136   62908SH       SOLE                 0       0  62908
Pfizer, Inc.               COM              717081103        339   11090SH       SOLE                 0       0  11090
Procter & Gamble Company   COM              742718109        759    8830SH       SOLE                 0       0   8830
Renaissance Holdings, Inc. COM              G7496G103        515   13002SH       SOLE                 0       0  13002
SPDR Trust                 COM              78462F103        841    9537SH       SOLE                 0       0   9537
Sun Microsystems, Inc.     COM              866810104         33   10735SH       SOLE                 0       0  10735
Symantec Corp              COM              871503108       1102   27195SH       SOLE                 0       0  27195
UnitedHealth Group         COM              91324P102       1819   21782SH       SOLE                 0       0  21782
Washington Mutual Inc      COM              939322103       1810   52405SH       SOLE                 0       0  52405
Wells Fargo & Co., Inc.    COM              949746101       3204   68349SH       SOLE                 0       0  68349
Wyeth                      COM              983024100        395   10555SH       SOLE                 0       0  10555